                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02145

                      Lord Abbett Bond-Debenture Fund, Inc.
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2003

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT

BOND-DEBENTURE FUND

FOR THE SIX MONTHS ENDED JUNE 30, 2003

LORD ABBETT BOND-DEBENTURE FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Bond-Debenture Fund's strategies and performance for the six-month period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

MARKET REVIEW(1)

     Two trends dominated the fixed-income markets in the period: the flight to a perceived safe haven from geopolitical and economic uncertainties and a search for yield. These contradictory positions--the first, a flight from risk and the second, a willingness to take on risk--kept the bid strong in nearly every classification of fixed income, from government securities to corporate bonds. With Treasury yields at historically low levels, the search for yield focused in the corporate bond market, where investors remained optimistic, citing evidence of improved corporate earnings and higher productivity. Demand for high-yield bonds reached record levels. Lower-quality credits outperformed investment-grade, as investors focused on the opportunity for high yield.

     By June, with an end to the major combat in Iraq, both fixed-income and equity markets seemed determined to rally. We believe equity investors responded positively to improved corporate earnings, low interest rates and expectations for a reasonably strong economic recovery in the second half of the year. Investors in corporate bonds and convertible securities also looked on the bright side, pushing prices higher and narrowing spreads against Treasuries. Treasuries, on the other hand, rallied on the warnings from the Federal Reserve Board (the Fed) against a far less benign outlook: the risk--albeit small--of deflation.

FUND REVIEW(1)

     The Lord Abbett Bond-Debenture Fund's Class A shares returned 11.6%(2) for the six months ended June 30, 2003, compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(3) which returned 3.9% for the same period. Standardized Average Annual Returns(4) for 1 year, 5 years and 10 years were 9.50%, 2.53% and 5.94%, respectively, as of June 30, 2003. The 30-day SEC yield for the period ended June 30, 2003:(5) Class A: 5.31%.

     The Fund benefited from its diversified positioning in the fixed-income markets, with gains generated in both high-yield and investment-grade corporate bonds as well as in convertible securities. The Fund's best performers in the high-yield market were below investment-grade credits in telecommunications, utilities and cable firms. Also adding to performance were holdings in below investment-grade convertible securities in pharmaceutical and technology companies.

     Detracting from performance were below-investment grade credits in specific chemical, healthcare, software and energy firms. Convertible securities in select computer services, energy and telecommunications also detracted from performance in the period.

     To reduce credit risk, the Fund holds at all times at least 20% of its portfolio in investment-grade securities. The Fund also limits its participation in lower quality credits (CCCs), which, over the long run, tend to have much higher volatility, lower returns and higher probabilities of default than the high-yield market as a whole. Both positions detracted somewhat from performance for the most part, as lower-quality credits outperformed investment-grade in the period.

     We will continue to focus on the securities of pro-cyclical companies that we believe may benefit from a potential economic recovery, and we will increase slightly the portfolio's equity-sensitivity.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects total returns at Net Asset Value (NAV) for Class A shares, with all distributions reinvested for the six months ended June 30, 2003.
(3) The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 4.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.
(5) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended June 30, 2003 by the maximum offering price per share on the last day of the period.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

Funds are actively managed and, as a result, asset allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                               SHARES
INVESTMENTS                                     (000)               VALUE
-------------------------------------------------------------------------
LONG-TERM INVESTMENTS 93.50%

COMMON STOCKS 5.77%

APPAREL/TEXTILES 0.11%
Target Corp.^                                     200   $       7,568,000
                                                        -----------------

BANKING 0.89%
Bank of New York Co., Inc.                        500          14,375,000
Wachovia Corp.                                    600          23,976,000
Wells Fargo & Co.^                                500          25,200,000
                                                        -----------------
TOTAL                                                          63,551,000
                                                        -----------------

BEVERAGE 0.27%
PepsiCo, Inc.                                     425          18,912,500
                                                        -----------------
CHEMICALS 0.75%
E.I. du Pont de
Nemours & Co.                                     500          20,820,000
Eastman Chemical Co.^                             275           8,709,250
Praxair, Inc.                                     400          24,040,000
                                                        -----------------
TOTAL                                                          53,569,250
                                                        -----------------

DIVERSIFIED CAPITAL GOODS 0.40%
3M Co.                                            220          28,375,600
                                                        -----------------

ELECTRIC-INTEGRATED 0.32%
Northeast Utilities^                            1,350          22,599,000
                                                        -----------------

ELECTRONICS 0.16%
Hubbell, Inc.^                                    350          11,585,000
                                                        -----------------

ENERGY - EXPLORATION &
PRODUCTION 0.11%
Exxon Mobil Corp.                                 225           8,079,750
                                                        -----------------

FOOD - WHOLESALE 0.41%
Conagra Foods, Inc.^                              300           7,080,000
Kellogg Co.^                                      650          22,340,500
                                                        -----------------
TOTAL                                                          29,420,500
                                                        -----------------

FORESTRY/PAPER 0.08%
International Paper Co.^                           75           2,679,750
Plum Creek Timber Co., Inc.^                      100           2,595,000
                                                        -----------------
TOTAL                                                           5,274,750
                                                        -----------------

INTEGRATED ENERGY 0.31%
ChevronTexaco Corp.^                              300   $      21,660,000
                                                        -----------------

MACHINERY 0.00%
Terex Corp.*^                                      13             246,089
                                                        -----------------

METALS/MINING 0.20%
Alcoa, Inc.^                                      550          14,025,000
                                                        -----------------

MULTI-LINE INSURANCE 0.38%
ACE Ltd.^(a)                                      256           8,791,202
MetLife, Inc.^                                    641          18,159,435
                                                        -----------------
TOTAL                                                          26,950,637
                                                        -----------------

NON-ELECTRIC UTILITIES 0.07%
National Fuel Gas Co.^                            200           5,210,000
                                                        -----------------

OIL REFINING & MARKETING 0.17%
Anadarko Petroleum Corp.                          275          12,229,250
                                                        -----------------

PHARMACEUTICALS 0.48%
Merck & Co., Inc.                                 275          16,651,250
Mylan Laboratories, Inc.^                         350          12,169,500
Pfizer, Inc.                                      150           5,122,500
                                                        -----------------
TOTAL                                                          33,943,250
                                                        -----------------

PRINTING & PUBLISHING 0.20%
Tribune Co.                                       300          14,490,000
                                                        -----------------

REAL ESTATE INVESTMENT TRUSTS 0.06%
Healthcare Realty Trust, Inc.^                    150           4,372,500
                                                        -----------------

SOFTWARE/SERVICES 0.18%
Automatic Data
Processing, Inc.                                  375          12,697,500
                                                        -----------------

TELECOM - INTEGRATED/SERVICES 0.21%
Amdocs Ltd.*^(a)                                  200           4,800,000
Verizon Communications, Inc.^                     250           9,862,500
                                                        -----------------
TOTAL                                                          14,662,500
                                                        -----------------
TELECOM - WIRELESS 0.01%
Nextel Communications, Inc.*^                      40             728,262
                                                        -----------------

TOTAL COMMON STOCKS
(Cost $389,135,481)                                           410,150,338
                                                        =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS 11.00%

AEROSPACE/DEFENSE 0.58%
EDO Corp.                                         5.25%          4/15/2007  $   15,000  $  15,150,000
L-3 Comm Hldgs. Corp.^                            4.00%          9/15/2011      25,000     26,156,250
                                                                                        -------------
TOTAL                                                                                      41,306,250
                                                                                        -------------

AUTO PARTS & EQUIPMENT 0.43%
Deutsche Bank Financial                           2.75%           2/8/2008      10,750     10,803,750
Pep Boys                                          4.25%           6/1/2007       5,500      5,506,875
Tower Automotive, Inc.^                           5.00%           8/1/2004      15,000     14,550,000
                                                                                        -------------
TOTAL                                                                                      30,860,625
                                                                                        -------------

COMPUTER HARDWARE 0.18%
ASML Holding NV(a)                                5.75%         10/15/2006       5,750      5,872,187
Maxtor Corp.+                                     6.80%          4/30/2010       6,000      6,930,000
                                                                                        -------------
TOTAL                                                                                      12,802,187
                                                                                        -------------

ELECTRONICS 0.99%
LSI Logic Corp.                                   4.00%          11/1/2006      21,000     19,635,000
RF Micro Devices, Inc.+(d)                        1.50%           7/1/2010       8,000      8,110,000
RF Micro Devices, Inc.                            3.75%          8/15/2005       9,825      9,751,313
STMicroelectronics(a)                      Zero Coupon           9/22/2009      15,000     13,237,500
Thermo Electron Corp.                             4.00%          1/15/2005       6,000      6,007,500
Vitesse Semiconductor Corp.                       4.00%          3/15/2005      15,000     14,006,250
                                                                                        -------------
TOTAL                                                                                      70,747,563
                                                                                        -------------

ENERGY - EXPLORATION & Production 0.33%
Kerr-McGee Corp.                                  5.25%          2/15/2010      18,005     19,355,375
Range Resources Corp.                             6.00%           2/1/2007       4,450      4,266,438
                                                                                        -------------
TOTAL                                                                                      23,621,813
                                                                                        -------------

FOOD - WHOLESALE 0.43%
General Mills, Inc.+                       Zero Coupon          10/28/2022       7,500      5,353,125
Nestle Hldgs., Inc.                               3.00%           5/9/2005      23,000     25,213,750
                                                                                        -------------
TOTAL                                                                                      30,566,875
                                                                                        -------------

HEALTH SERVICES 1.03%
Abgenix, Inc.                                     3.50%          3/15/2007       5,000      4,187,500
Lehman Brothers Holdings                          0.25%          5/27/2008      10,000     10,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Lifepoint Hospitals Holdings                      4.50%           6/1/2009  $   30,000  $  29,137,500
Universal Hlth Services, Inc.                    0.426%          6/23/2020      50,000     29,687,500
                                                                                        -------------
TOTAL                                                                                      73,312,500
                                                                                        -------------

HOUSEHOLD & LEISURE PRODUCTS 0.18%
Costco Cos., Inc.                          Zero Coupon           8/19/2017      15,000     12,581,250
                                                                                        -------------

INVESTMENTS & MISC FINANCIAL
 SERVICES 0.25%
Lehman Brothers Holdings                          0.25%          6/24/2008      18,000     17,775,000
                                                                                        -------------

MACHINERY 0.19%
Danaher Corp.                              Zero Coupon           1/22/2021      20,000     13,425,000
                                                                                        -------------

MEDIA - BROADCAST 0.07%
Sinclair Broadcast Grp, Inc.+                    4.875%#         7/15/2018       5,000      5,125,000
                                                                                        -------------

MEDIA - DIVERSIFIED 0.74%
Interpublic Group of Cos., Inc.                   1.87%           6/1/2006      28,000     24,535,000
Liberty Media Corp. Class A                       3.25%          3/15/2031      27,000     28,215,000
                                                                                        -------------
TOTAL                                                                                      52,750,000
                                                                                        -------------

MEDIA - SERVICES 0.14%
Lamar Advertising Co.                            2.875%         12/31/2010      10,000     10,087,500
                                                                                        -------------

OIL FIELD EQUIPMENT & SERVICES 0.54%
Hanover Compressor Co.                            4.75%          3/15/2008      20,000     18,025,000
Parker Drilling Co.                               5.50%           8/1/2004      20,000     20,075,000
                                                                                        -------------
TOTAL                                                                                      38,100,000
                                                                                        -------------

PROPERTY & CASUALTY 0.19%
First American Corp.                              4.50%          4/15/2008      12,000     13,710,000
                                                                                        -------------

PHARMACEUTICALS 1.36%
Affymetrix, Inc.^                                 5.00%          10/1/2006      10,000     10,000,000
Cell Therapeutics, Inc.                           5.75%          6/15/2008       4,998      6,003,848
Cephalon, Inc.                                    2.50%         12/15/2006      12,500     11,578,125
Enzon, Inc.^                                      4.50%           7/1/2008      23,500     19,387,500
IVAX Corp.                                        5.50%          5/15/2007      22,325     22,576,156
Protein Design Labs, Inc.                         5.50%          2/15/2007       4,000      3,870,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries(a)                0.375%         11/15/2022  $   15,000  $  21,112,500
Vertex Pharmaceuticals, Inc.                      5.00%          9/19/2007       2,250      1,892,812
                                                                                        -------------
TOTAL                                                                                      96,420,941
                                                                                        -------------

REIT 0.21%
EOP Operating LP                                 7.25%#         11/15/2008      14,000     14,892,500
                                                                                        -------------

SOFTWARE/SERVICES 2.33%
Affiliated Computer Services, Inc.                3.50%          2/15/2006      12,500     14,781,250
BEA Systems, Inc.^                                4.00%         12/15/2006      14,000     13,562,500
Bisys Group, Inc.                                 4.00%          3/15/2006      30,000     29,662,500
First Data Corp.^                                 2.00%           3/1/2008      25,000     28,000,000
Manugistics Group, Inc.                           5.00%          11/1/2007      25,000     19,000,000
Mentor Graphics Corp.                            6.875%          6/15/2007      18,500     20,535,000
Mercury Interactive Corp.                         4.75%           7/1/2007      20,000     19,825,000
Symantec Corp.                                    3.00%          11/1/2006       4,000      5,640,000
Wind River Systems, Inc.^                         3.75%         12/15/2006      17,000     14,790,000
                                                                                        -------------
TOTAL                                                                                     165,796,250
                                                                                        -------------

TELECOM - WIRELESS 0.21%
Nextel Communications, Inc.                       5.25%          1/15/2010      15,700     14,836,500
                                                                                        -------------

TELECOMMUNICATIONS EQUIPMENT 0.62%
Corning, Inc.                                     3.50%          11/1/2008      27,000     29,126,250
Juniper Networks, Inc.                            4.75%          3/15/2007      12,500     11,859,375
Lucent Technologies, Inc.                         2.75%          6/15/2023       3,500      3,189,375
                                                                                        -------------
TOTAL                                                                                      44,175,000
                                                                                        -------------
TOTAL CONVERTIBLE BONDS (COST $758,433,277)                                               782,892,754
                                                                                        =============

                                                                                SHARES
                                                                                 (000)
                                                                            ----------
CONVERTIBLE PREFERRED STOCKS 4.07%

AEROSPACE/DEFENSE 0.28%
Raytheon Co.^                                     8.25%                            350     20,034,000
                                                                                        -------------
AUTOMOTIVE 0.08%
Ford Motor Co. Cap. Tr.                           6.50%                            129      5,622,430
                                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                              INTEREST                          SHARES
INVESTMENTS                                       RATE                           (000)          VALUE
-----------------------------------------------------------------------------------------------------
ELECTRIC-DISTR/TRANS 0.12%
FPL Group, Inc.^                                  8.00%                            150  $   8,655,000
                                                                                        -------------

ELECTRIC-INTEGRATED 0.49%
Dominion Resources, Inc.^                         9.50%                            500     29,480,000
NRG Energy, Inc.                                  6.50%                            500      5,025,000
                                                                                        -------------
TOTAL                                                                                      34,505,000
                                                                                        -------------

ENERGY - EXPLORATION & PRODUCTION 0.27%
Kerr-McGee Corp.                                  5.50%                            400     19,048,000
                                                                                        -------------

FINANCIAL GUARANTEE/REINSURANCE 0.04%
Reinsurance Group of America                      5.75%                             50      2,781,250
                                                                                        -------------

FORESTRY/PAPER 0.32%
International Paper Capital Tr.^                  5.25%                            150      7,387,500
Temple-Inland, Inc.                               7.50%                            350     15,557,500
                                                                                        -------------
TOTAL                                                                                      22,945,000
                                                                                        -------------

GAS DISTRIBUTION 0.04%
Semco Energy, Inc.                               11.00%                            565      2,796,750
                                                                                        -------------

HEALTH SERVICES 0.72%
Anthem, Inc.^                                     6.00%                            200     18,716,000
Baxter Int'l., Inc.                               7.00%                            500     24,510,000
Omnicare, Inc.                                    4.00%                            144      7,918,600
                                                                                        -------------
TOTAL                                                                                      51,144,600
                                                                                        -------------

HOUSEHOLD & LEISURE PRODUCTS 0.04%
Six Flags, Inc.^                                  7.25%                            151      2,974,700
                                                                                        -------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.21%
Washington Mutual, Inc.                          5.375%                            250     14,812,500
                                                                                        -------------

MEDIA - BROADCAST 0.14%
Sinclair Broadcast Grp, Inc.^                     6.00%                            213      9,594,000
                                                                                        -------------

METALS/MINING 0.28%
Phelps Dodge Corp.^                               6.75%                            200     19,800,000
                                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                              INTEREST                          SHARES
INVESTMENTS                                       RATE                           (000)          VALUE
-----------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE 0.39%
Prudential Financial, Inc.^                       6.75%                            500  $  27,975,000
                                                                                        -------------

OIL FIELD EQUIPMENT & SERVICES 0.02%
Lomak Financing Tr.                               5.75%                             54      1,676,513
                                                                                        -------------

RAILROADS 0.05%
Union Pac. Cap. Tr.                               6.25%                             77      3,861,748
                                                                                        -------------

REIT 0.37%
General Growth Properties, Inc.                   7.25%                            150      5,892,000
Simon Property Group, Inc.                        6.50%                            200     20,774,000
                                                                                        -------------
TOTAL                                                                                      26,666,000
                                                                                        -------------

SOFTWARE/SERVICES 0.11%
Electronic Data Systems Corp.                    7.625%                            350      7,717,500
                                                                                        -------------

TELECOM - WIRELESS 0.10%
Sprint Corp.                                     7.125%                            856      6,807,187
                                                                                        -------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (COST $295,211,854)                                                                      289,417,178
                                                                                        =============

                                                                             PRINCIPAL
                                                                  MATURITY      AMOUNT
                                                                      DATE       (000)
                                                                ----------------------
FOREIGN BONDS 0.32%

FOREIGN SOVEREIGN 0.32%
Republic of Panama(a)                            9.375%          7/23/2012  $    5,000      5,812,500
United Mexican States^(a)                       10.375%          2/17/2009      13,000     16,848,000
                                                                                        -------------
TOTAL FOREIGN BONDS (COST $19,089,841)                                                     22,660,500
                                                                                        =============

GOVERNMENT SPONSORED ENTERPRISE BONDS 1.25%
Federal Home Loan Mortgage Corp.
(Cost $82,619,186)                                7.00%          7/15/2005      80,000     88,948,560
                                                                                        =============

GOVERNMENT SPONSORED ENTERPRISE
 PASS-THROUGHS 1.54%
Federal National Mortgage Assoc.                  7.00%           9/1/2029       3,337      3,516,744
Federal National Mortgage Assoc.                  7.00%           1/1/2031       4,463      4,702,947
Federal National Mortgage Assoc.                  7.00%           9/1/2031      18,719     19,718,026
Federal National Mortgage Assoc.                  7.00%          10/1/2031      10,346     10,898,068
Federal National Mortgage Assoc.                  7.00%           3/1/2032      24,139     25,428,761

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                  7.00%           5/1/2032  $   10,880  $  11,460,619
Federal National Mortgage Assoc.                  7.50%           6/1/2030       7,377      7,839,840
Federal National Mortgage Assoc.                  7.50%          11/1/2031       4,232      4,497,433
Federal National Mortgage Assoc.                  8.00%           2/1/2030       7,927      8,556,888
Federal National Mortgage Assoc.                  8.00%           3/1/2030          10         10,873
Federal National Mortgage Assoc.                  8.00%           4/1/2030      12,055     13,013,294
                                                                                        -------------
TOTAL GOVERNMENT SPONSORED ENTERPRISE
 PASS-THROUGHS (COST $106,065,761)                                                        109,643,493
                                                                                        =============

HIGH YIELD CORPORATE BONDS 68.38%

AEROSPACE/DEFENSE 1.10%
Alliant Techsystems, Inc.                         8.50%          5/15/2011      15,000     16,725,000
Esterline Tech Corp.+                             7.75%          6/15/2013      10,000     10,300,000
L-3 Comm Hldgs Corp.                             7.625%          6/15/2012      12,500     13,812,500
Raytheon Co.                                      6.30%          3/15/2005      20,000     21,369,360
Titan Corp.+^                                     8.00%          5/15/2011      15,000     15,975,000
                                                                                        -------------
TOTAL                                                                                      78,181,860
                                                                                        -------------

AIRLINES 0.34%
America West Airlines, Inc.^                     10.75%           9/1/2005      10,000      5,650,000
AMR Corp.^                                        9.00%           8/1/2012      15,000     10,275,000
Delta Air Lines, Inc.^                          10.375%           2/1/2011      10,000      8,100,000
                                                                                        -------------
TOTAL                                                                                      24,025,000
                                                                                        -------------

APPAREL/TEXTILES 0.88%
Dan River Inc.+                                  12.75%          4/15/2009      10,000      9,050,000
Interface, Inc.^                                  9.50%         11/15/2005      20,000     17,100,000
Levi Strauss & Co.                              11.625%          1/15/2008      10,510      9,064,875
Levi Strauss & Co.                               12.25%         12/15/2012       7,250      6,071,875
Oxford Industries, Inc.+                         8.875%           6/1/2011       6,000      6,330,000
Phillips-Van Heusen Corp.+                       8.125%           5/1/2013       5,000      5,156,250
Tommy Hilfiger USA, Inc.^                         6.85%           6/1/2008      10,000     10,000,000
                                                                                        -------------
TOTAL                                                                                      62,773,000
                                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
AUTO LOANS 0.51%
Ford Motor Credit Corp.^                          7.25%         10/25/2011  $   35,000  $  36,038,450
                                                                                        -------------

AUTO PARTS & EQUIPMENT 2.23%
Advanced Accessory System+                       10.75%          6/15/2011       6,000      6,390,000
Collins & Aikman Products Co.^                   11.50%          4/15/2006      17,500     13,825,000
Cummins, Inc.+                                    9.50%          12/1/2010      16,650     18,981,000
Dana Corp.^                                     10.125%          3/15/2010      15,000     16,612,500
Delco Remy Int'l., Inc.^                         8.625%         12/15/2007       8,000      7,560,000
Delco Remy Int'l., Inc.                          11.00%           5/1/2009      22,500     15,412,500
Dura Operating Corp.^                             9.00%           5/1/2009      20,000     18,500,000
Goodyear Tire & Rubber Co.^                      7.857%          8/15/2011       7,500      5,512,500
Tenneco Automotive, Inc.+                        10.25%          7/15/2013       3,500      3,561,250
Tenneco Automotive, Inc.^                       11.625%         10/15/2009      20,000     17,800,000
TRW Automotive, Inc.+                            11.00%          2/15/2013      31,500     34,492,500
                                                                                        -------------
TOTAL                                                                                     158,647,250
                                                                                        -------------

AUTOMOTIVE 0.98%
Arvin Meritor, Inc.^                              8.75%           3/1/2012      15,000     16,875,000
General Motors Corp.(d)                          7.125%          7/15/2013       2,500      2,490,175
General Motors Corp.^                             7.20%          1/15/2011      12,500     12,617,200
Navistar Int'l. Corp.^                           9.375%           6/1/2006       6,000      6,555,000
Oshkosh Truck Corp.                               8.75%           3/1/2008      27,000     28,147,500
Venture Holding Trust(b)                          9.50%           7/1/2005      10,000      2,825,000
                                                                                        -------------
TOTAL                                                                                      69,509,875
                                                                                        -------------

BANKING 0.52%
Regions Financial Corp.                           7.00%           3/1/2011      14,000     16,730,532
Wells Fargo & Co.                                 5.10%#          5/6/2018      20,000     20,487,160
                                                                                        -------------
TOTAL                                                                                      37,217,692
                                                                                        -------------

BEVERAGE 0.07%
Le-Natures, Inc.+                                 9.00%          6/15/2013       5,000      5,175,000
                                                                                        -------------

BUILDING & CONSTRUCTION 0.96%
Beazer Homes USA, Inc.^                          8.375%          4/15/2012       8,250      9,178,125
D. R. Horton, Inc.                               6.875%           5/1/2013       5,100      5,393,250
Lennar Corp.                                     7.625%           3/1/2009      15,000     17,814,330

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Schuler Homes, Inc.                              9.375%          7/15/2009  $   15,000  $  17,025,000
Texas Industries, Inc.+                          10.25%          6/15/2011       8,000      8,400,000
William Lyon Homes                               10.75%           4/1/2013      10,000     10,675,000
                                                                                        -------------
TOTAL                                                                                      68,485,705
                                                                                        -------------

BUILDING MATERIALS 1.11%
American Builders & Contractor                  10.625%          5/15/2007       9,200      9,591,000
American Standard Cos., Inc.                      8.25%           6/1/2009      30,000     34,762,500
American Standard Cos., Inc.^                    7.625%          2/15/2010       5,000      5,700,000
Euramax Int'l. plc^(a)                           11.25%          10/1/2006      15,000     15,525,000
Nortek, Inc.                                     8.875%           8/1/2008       7,500      7,865,625
Nortek, Inc.^                                    9.875%          6/15/2011       5,000      5,287,500
                                                                                        -------------
TOTAL                                                                                      78,731,625
                                                                                        -------------

CHEMICALS 2.34%
Airgas, Inc.                                      7.75%          9/15/2006       5,000      5,225,000
Airgas, Inc.                                     9.125%          10/1/2011       4,000      4,470,000
Ferro Corp.                                      9.125%           1/1/2009      12,000     14,111,856
FMC Corp.                                        10.25%          11/1/2009      10,000     11,300,000
Huntsman ICI Chem LLC^                          10.125%           7/1/2009      25,000     24,125,000
IMC Global, Inc.^                                11.25%           6/1/2011      29,500     30,827,500
IMC Global, Inc.+                                11.25%           6/1/2011      10,700     11,181,500
Lyondell Chemical Co.^                           9.625%           5/1/2007      21,450     21,128,250
Methanex Corp.(a)                                 8.75%          8/15/2012       3,250      3,656,250
Rhodia S.A.+(a)                                  8.875%           6/1/2011      20,000     20,800,000
Solutia, Inc.                                     6.72%         10/15/2037      11,900      9,579,500
Solutia, Inc.^                                   11.25%          7/15/2009       5,000      4,350,000
Texas Petrochemical Corp.^                      11.125%           7/1/2006      20,000      5,500,000
                                                                                        -------------
TOTAL                                                                                     166,254,856
                                                                                        -------------

COMPUTER HARDWARE 0.16%
Seagate Tech Hldgs., Inc.^(a)                     8.00%          5/15/2009      10,500     11,418,750
                                                                                        -------------

CONSUMER-PRODUCTS 0.83%
American Greetings Corp.^                        11.75%          7/15/2008      12,500     14,625,000
Chattem, Inc.^                                   8.875%           4/1/2008      10,000     10,375,000
Int'l. Flavors & Frag, Inc.^                      6.45%          5/15/2006      15,000     16,757,880

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Johnsondiversey, Inc.^                           9.625%          5/15/2012  $    9,000  $  10,102,500
Merisant Co.+(d)                                  9.50%          7/15/2013       2,750      2,860,000
Pennzoil - Quaker State Co.                      10.00%          11/1/2008       3,250      3,992,245
                                                                                        -------------
TOTAL                                                                                      58,712,625
                                                                                        -------------

DIVERSIFIED CAPITAL GOODS 0.42%
Tyco Int'l. Group^(a)                            6.375%          6/15/2005      20,000     20,950,000
Vicap S.A.^(a)                                  11.375%          5/15/2007      10,000      9,025,000
                                                                                        -------------
TOTAL                                                                                      29,975,000
                                                                                        -------------

ELECTRIC-GENERATION 1.29%
AES Corp.+                                        8.75%          5/15/2013      15,000     15,675,000
AES Corp.                                         9.50%           6/1/2009      15,000     15,225,000
Calpine Corp.                                    7.875%           4/1/2008      20,000     15,400,000
Calpine Corp.                                     8.50%          2/15/2011      35,000     26,425,000
Reliant Resources, Inc.+(d)                       9.50%          7/15/2013      19,000     19,237,500
                                                                                        -------------
TOTAL                                                                                      91,962,500
                                                                                        -------------

ELECTRIC-INTEGRATED 1.58%
Kansas City Power & Light                        7.125%         12/15/2005       5,000      5,568,870
Mirant Americas General LLC                      7.625%           5/1/2006      30,000     23,250,000
Nevada Power Co.                                  8.25%           6/1/2011       1,250      1,318,750
PPL Energy Supply LLC^                            6.40%          11/1/2011      12,000     13,347,816
PSEG Energy Holdings, Inc.^                       8.50%          6/15/2011      10,000     10,768,770
PSEG Energy Holdings, Inc.^                      8.625%          2/15/2008      15,000     16,143,495
TECO Energy, Inc.^                                7.50%          6/15/2010      28,000     28,700,000
TXU Corp.^                                       6.375%          6/15/2006      12,500     13,359,375
                                                                                        -------------
TOTAL                                                                                     112,457,076
                                                                                        -------------

ELECTRONICS 0.49%
Amkor Technology, Inc.+                           7.75%          5/15/2013      15,000     14,325,000
Cooperative Computing+                           10.50%          6/15/2011       3,500      3,605,000
Sanmina Corp.+                                  10.375%          1/15/2010      15,000     16,800,000
                                                                                        -------------
TOTAL                                                                                      34,730,000
                                                                                        -------------

ENERGY - EXPLORATION & PRODUCTION 1.87%
Chesapeake Energy Corp.^                         8.375%          11/1/2008      10,000     10,875,000
Forest Oil Corp.                                  7.75%           5/1/2014      10,000     10,450,000
Forest Oil Corp.                                  8.00%          6/15/2008      15,000     16,125,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Houston Exploration Co.+                          7.00%          6/15/2013  $    4,500  $   4,668,750
KCS Energy Services, Inc.                        8.875%          1/15/2006      10,000      9,500,000
Magnum Hunter Resources Corp.^                    9.60%          3/15/2012       8,000      8,840,000
Pogo Producing Co.                                8.75%          5/15/2007      10,000     10,350,000
Pogo Producing Co.                              10.375%          2/15/2009      15,000     16,406,250
Range Resources Corp.                             8.75%          1/15/2007      21,000     21,472,500
Stone Energy Corp.                                8.25%         12/15/2011       5,000      5,300,000
Swift Energy Co.^                                9.375%           5/1/2012      15,000     16,387,500
XTO Energy, Inc.+                                 6.25%          4/15/2013       2,250      2,401,875
                                                                                        -------------
TOTAL                                                                                     132,776,875
                                                                                        -------------

ENVIRONMENTAL 1.69%
Allied Waste North America, Inc.                 10.00%           8/1/2009      75,000     80,062,500
Allied Waste North America, Inc. Series B        7.875%           1/1/2009      25,000     26,281,250
National Waterworks, Inc.                        10.50%          12/1/2012       2,250      2,500,312
Waste Management, Inc.                            7.10%           8/1/2026      10,000     11,478,100
                                                                                        -------------
TOTAL                                                                                     120,322,162
                                                                                        -------------

FOOD - WHOLESALE 2.38%
American Seafood Group LLC                      10.125%          4/15/2010      11,500     13,110,000
Conagra Foods, Inc.                               6.00%          9/15/2006       5,000      5,543,840
Corn Products Int'l., Inc.                        8.25%          7/15/2007      20,000     22,200,000
Corn Products Int'l., Inc.                        8.45%          8/15/2009       6,000      6,870,000
Dean Foods Co.                                   6.625%          5/15/2009      10,000     10,450,000
Dean Foods Co.                                    8.15%           8/1/2007      15,000     16,725,000
Del Monte Corp.+                                 8.625%         12/15/2012      10,000     10,650,000
Del Monte Corp.                                   9.25%          5/15/2011      15,000     16,125,000
Dole Food Co.                                     8.75%          7/15/2013      20,000     21,550,000
Dole Food Co.+                                   8.875%          3/15/2011       7,000      7,455,000
Gruma S.A. de C.V.^(a)                           7.625%         10/15/2007       8,000      8,760,000
Land O' Lakes, Inc.                               8.75%         11/15/2011      12,000      9,660,000
Michael Foods, Inc.                              11.75%           4/1/2011       8,500      9,817,500
Smithfield Foods, Inc.+                           7.75%          5/15/2013      10,000     10,775,000
                                                                                        -------------
TOTAL                                                                                     169,691,340
                                                                                        -------------

FOOD & DRUG RETAILERS 1.78%
Ahold Finance USA, Inc.^                          8.25%          7/15/2010      18,750     19,312,500
Great Atl & Pac Tea Co., Inc.^                    7.75%          4/15/2007      10,000      9,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Great Atl & Pac Tea Co., Inc.^                   9.125%         12/15/2011  $   15,000  $  14,100,000
Ingles Markets, Inc.^                            8.875%          12/1/2011      19,000     19,213,750
Rite Aid Corp.+                                  8.125%           5/1/2010      25,000     26,000,000
Roundy's, Inc.^                                  8.875%          6/15/2012      10,000     10,500,000
Stater Brothers Holdings, Inc.^                  10.75%          8/15/2006      26,500     28,023,750
                                                                                        -------------
TOTAL                                                                                     126,550,000
                                                                                        -------------

FORESTRY/PAPER 4.04%
Abitibi-Consolidated, Inc.^(a)                    8.55%           8/1/2010      27,500     30,854,147
Bowater, Inc.+                                    6.50%          6/15/2013      23,500     22,336,867
Buckeye Technologies, Inc.^                       8.00%         10/15/2010      20,000     18,800,000
Corp Durango S.A. de C.V.+(a)(b)                 13.75%          7/15/2009      10,000      5,275,000
Fonda Group, Inc.                                 9.50%           3/1/2007      11,500      6,497,500
Four M Corp.                                     12.00%           6/1/2006      10,200     10,302,000
Georgia-Pacific Corp.                            8.125%          6/15/2023      10,000      9,150,000
Georgia-Pacific Corp.                             8.25%           3/1/2023      36,000     33,030,000
Georgia-Pacific Corp.+                           9.375%           2/1/2013       1,750      1,938,125
Graphic Packaging Corp.^                         8.625%          2/15/2012      21,000     21,525,000
Jefferson Smurfit Corp.+                          7.50%           6/1/2013      15,000     15,375,000
Jefferson Smurfit Corp.                           8.25%          10/1/2012      10,000     10,775,000
Longview Fibre Co.^                              10.00%          1/15/2009      11,500     12,822,500
MDP Acquisitions plc^(a)                         9.625%          10/1/2012      14,500     16,095,000
Stone Container Corp.^                           8.375%           7/1/2012       4,000      4,310,000
Stone Container Corp.^                            9.75%           2/1/2011      12,000     13,200,000
Tembec Industries, Inc.^(a)                       7.75%          3/15/2012      15,000     14,625,000
Tembec Industries, Inc.^(a)                      8.625%          6/30/2009      23,000     22,827,500
Temple-Inland, Inc.                              7.875%           5/1/2012      10,000     11,947,800
Weyerhaeuser Co.                                 6.125%          3/15/2007       5,000      5,535,620
                                                                                        -------------
TOTAL                                                                                     287,222,059
                                                                                        -------------

GAMING 4.20%
Aztar Corp.                                      8.875%          5/15/2007      30,000     31,462,500
Aztar Corp.^                                      9.00%          8/15/2011      10,000     10,875,000
Boyd Gaming Corp.^                                8.75%          4/15/2012      15,000     16,500,000
Chumash Casino & Resort+                          9.00%          7/15/2010       2,250      2,441,250
Hard Rock Hotel+                                 8.875%           6/1/2013       6,800      7,140,000
Harrah's Operating Co., Inc.^                     7.50%          1/15/2009      25,000     29,655,125
Isle of Capri Casinos, Inc.^                      9.00%          3/15/2012      21,650     23,706,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Mandalay Resorts Group^                          9.375%          2/15/2010  $   20,000  $  22,700,000
Mohegan Tribal Gaming Authority^                  8.00%           4/1/2012      10,000     10,850,000
Mohegan Tribal Gaming Authority^                  8.75%           1/1/2009      55,000     59,537,500
Park Place Entertainment Corp.^                  8.125%          5/15/2011      15,000     16,537,500
Park Place Entertainment Corp.^                  9.375%          2/15/2007      23,500     26,085,000
Turning Stone Casino Resort+                     9.125%         12/15/2010      12,000     12,855,000
Venetian Casino Resort LLC^                      11.00%          6/15/2010      25,000     28,312,500
                                                                                        -------------
TOTAL                                                                                     298,658,125
                                                                                        -------------

GAS DISTRIBUTION 1.91%
Dynegy, Inc.^                                    8.125%          3/15/2005      30,000     29,325,000
El Paso Production+                               7.75%           6/1/2013      20,000     20,050,000
Semco Energy, Inc.+                               7.75%          5/15/2013       2,200      2,354,000
Sonat, Inc.^                                     6.875%           6/1/2005      15,000     14,775,000
Sonat, Inc.^                                     7.625%          7/15/2011      15,000     13,725,000
The Williams Co., Inc.^                          7.875%           9/1/2021      25,000     24,500,000
The Williams Co., Inc.                           8.625%           6/1/2010       5,000      5,250,000
The Williams Co., Inc.                            9.25%          3/15/2004      25,000     25,750,000
                                                                                        -------------
TOTAL                                                                                     135,729,000
                                                                                        -------------

HEALTH SERVICES 4.62%
Advance PCS                                       8.50%           4/1/2008      16,000     17,280,000
Alliance Imaging^                               10.375%          4/15/2011      18,000     18,900,000
Ameripath, Inc.+                                 10.50%           4/1/2013      10,000     10,775,000
Coventry Healthcare, Inc.                        8.125%          2/15/2012      15,000     16,350,000
Extendicare Health Svcs, Inc.^                    9.50%           7/1/2010      12,000     12,660,000
Fresenius Medical Capital Tr.                    7.875%           2/1/2008      20,000     21,100,000
Hanger Orthopedic Group, Inc.                   10.375%          2/15/2009      10,000     11,100,000
Hanger Orthopedic Group, Inc.^                   11.25%          6/15/2009      10,000     10,850,000
Healthsouth Corp.(b)                             8.375%          10/1/2011      20,000     15,800,000
Healthsouth Corp.(b)                             10.75%          10/1/2008      20,000     10,500,000
Iasis Healthcare Corp.+                           8.50%         10/15/2009      16,000     16,240,000
Laboratory Corp. of America                       5.50%           2/1/2013       5,000      5,363,255
Manor Care, Inc.+                                 6.25%           5/1/2013       3,350      3,484,000
Medex, Inc.+                                     8.875%          5/15/2013      24,175     25,202,437
PacifiCare Health System, Inc.                   10.75%           6/1/2009      35,000     40,337,500
Prime Medical Services, Inc.                      8.75%           4/1/2008      18,000     17,010,000
Rotech Healthcare, Inc.                           9.50%           4/1/2012      15,000     15,487,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Senior Housing Trust                             7.875%          4/15/2015  $    5,000  $   5,125,000
Senior Housing Trust                             8.625%          1/15/2012      10,000     10,700,000
Tenet Healthcare Corp.^                          7.375%           2/1/2013      28,500     27,645,000
Triad Hospitals, Inc.^                            8.75%           5/1/2009      15,500     16,565,625
                                                                                        -------------
TOTAL                                                                                     328,475,317
                                                                                        -------------

HOTELS 1.38%
FelCor Lodging LP^                                8.50%           6/1/2011      20,000     20,250,000
Hilton Hotels Corp.^                              8.25%          2/15/2011      20,000     22,500,000
HMH Properties, Inc.^                            7.875%           8/1/2008      15,000     15,300,000
Host Marriott LP^                                 9.25%          10/1/2007      25,000     27,000,000
John Q. Hammons Hotels, Inc.^                    8.875%          5/15/2012      12,500     13,187,500
                                                                                        -------------
TOTAL                                                                                      98,237,500
                                                                                        -------------

HOUSEHOLD & LEISURE PRODUCTS 0.98%
Briggs & Stratton Corp.                          8.875%          3/15/2011      15,000     17,400,000
Remington Arms Co.+                              10.50%           2/1/2011      12,000     12,600,000
Royal Caribbean Cruises, Ltd.(a)                  8.00%          5/15/2010       5,000      5,225,000
Sealy Mattress Co.^                              9.875%         12/15/2007      11,000     11,000,000
Sealy Mattress Co.^                             10.875%         12/15/2007       7,500      7,687,500
The Scotts Co.                                   8.625%          1/15/2009      10,000     10,750,000
United Industries Corp.+                         9.875%           4/1/2009       5,000      5,300,000
                                                                                        -------------
TOTAL                                                                                      69,962,500
                                                                                        -------------

INTEGRATED ENERGY 0.26%
Conoco Phillips^                                  8.75%          5/25/2010       7,000      9,123,219
Pecom Energia S.A.+(a)                            9.00%          1/30/2007       9,250      9,250,000
                                                                                        -------------
TOTAL                                                                                      18,373,219
                                                                                        -------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.53%
Dun & Bradstreet Corp.                           6.625%          3/15/2006      10,000     10,898,270
GATX Financial Corp.^                            8.875%           6/1/2009      25,000     26,892,550
                                                                                        -------------
TOTAL                                                                                      37,790,820
                                                                                        -------------

LEISURE 0.42%
Six Flags, Inc.^                                  9.50%           2/1/2009      20,000     19,800,000
Universal City Development+                      11.75%           4/1/2010       9,000      9,922,500
                                                                                        -------------
TOTAL                                                                                      29,722,500
                                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
MACHINERY 0.72%
Agco Corp.^                                       9.50%           5/1/2008  $   10,000  $  10,850,000
Case Corp.^                                       7.25%           8/1/2005       4,550      4,578,437
Dresser, Inc.^                                   9.375%          4/15/2011      20,000     20,700,000
JLG Industries, Inc.+                             8.25%           5/1/2008      15,000     15,300,000
                                                                                        -------------
TOTAL                                                                                      51,428,437
                                                                                        -------------

MEDIA - BROADCAST 2.25%
Allbritton Comm Co.+                              7.75%         12/15/2012      11,750     12,190,625
Allbritton Comm Co.                               7.75%         12/15/2012      31,650     32,836,875
Chancellor Radio Bcst, Inc.^                      8.00%          11/1/2008       3,750      4,378,125
Clear Channel Comm, Inc.                         4.625%          1/15/2008      12,000     12,595,128
Clear Channel Comm, Inc.^                         7.65%          9/15/2010      17,500     21,095,515
Granite Broadcasting Corp.^                     10.375%          5/15/2005      11,435     11,463,588
Lin Television Corp.+                             6.50%          5/15/2013       7,500      7,518,750
Paxson Comm.^                                    10.75%          7/15/2008      15,000     16,200,000
Sinclair Broadcast Grp, Inc.                      8.75%         12/15/2011      10,000     11,025,000
Susquehanna Media Co.                            7.375%          4/15/2013       3,000      3,165,000
TV Azteca, S.A. de C.V.^(a)                      10.50%          2/15/2007      28,000     27,790,000
                                                                                        -------------
TOTAL                                                                                     160,258,606
                                                                                        -------------

MEDIA - CABLE 4.55%
Century Communications Corp.^(b)                 8.375%         12/15/2007      10,000      6,500,000
Century Communications Corp.(b)                   9.50%           3/1/2005      39,000     25,350,000
Charter Communications Hldgs.^                   10.00%           4/1/2009      55,150     42,465,500
Comcast Corp.^                                    5.85%          1/15/2010      15,000     16,531,575
Comcast Corp.                                   10.625%          7/15/2012       1,500      1,992,011
Comcast U.K. Cable Partners^(a)                  11.20%         11/15/2007      22,200     21,783,750
CSC Holdings, Inc.                               8.125%          8/15/2009      16,500     17,160,000
Direct TV Holdings+                              8.375%          3/15/2013      25,000     28,000,000
Echostar DBS Corp.                               9.125%          1/15/2009      10,000     11,225,000
Echostar DBS Corp.^                              9.375%           2/1/2009      15,000     16,068,750
Echostar DBS Corp.                              10.375%          10/1/2007       7,500      8,343,750
Frontiervision LP(b)                            11.875%          9/15/2007      20,000     16,100,000
Frontiervision LP(b)                            11.875%          9/15/2007      10,000      8,050,000
Globo Communicacoes e
Participacos Ltd.+(a)(b)                        10.625%          12/5/2008      20,000      7,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Insight Comm Co., Inc.**                   0.00%/12.25%   2/15/2006 & 2011  $   50,000  $  41,750,000
Mediacom LLC^                                     8.50%          4/15/2008      40,000     40,600,000
Renaissance Media Group LLC                      10.00%          4/15/2008      15,000     14,887,500
                                                                                        -------------
TOTAL                                                                                     323,957,836
                                                                                        -------------

MEDIA - DIVERSIFIED 0.73%
AOL Time Warner, Inc.^                           6.125%          4/15/2006      20,000     21,885,840
Block Communications, Inc.                        9.25%          4/15/2009      15,000     16,425,000
Vivendi Universal+(a)                             9.25%          4/15/2010      12,000     13,710,000
                                                                                        -------------
TOTAL                                                                                      52,020,840
                                                                                        -------------

MEDIA - SERVICES 0.23%
Interep National Radio Sales, Inc.^              10.00%           7/1/2008       6,500      5,557,500
Interpublic Group of Cos., Inc.^                  7.25%          8/15/2011      10,000     10,600,000
                                                                                        -------------
TOTAL                                                                                      16,157,500
                                                                                        -------------

METALS/MINING 0.48%
Century Aluminum Co.^                            11.75%          4/15/2008      12,500     12,812,500
International Wire Group, Inc.                   11.75%           6/1/2005      10,000      6,450,000
Peabody Energy Corp.+                            6.875%          3/15/2013       7,500      7,893,750
Republic Technology Int'l.~(b)                   13.75%          7/15/2009      10,000              -(c)
Trimas Corp.                                     9.875%          6/15/2012       7,000      7,210,000
                                                                                        -------------
TOTAL                                                                                      34,366,250
                                                                                        -------------

MORTGAGE BANKS & THRIFTS 0.37%
B.F. Saul REIT                                    9.75%           4/1/2008      20,000     20,100,000
Ocwen Federal Bank                               12.00%          6/15/2005       3,755      3,783,163
Ocwen Financial Corp.                           11.875%          10/1/2003       2,754      2,774,655
                                                                                        -------------
TOTAL                                                                                      26,657,818
                                                                                        -------------

MULTI-LINE INSURANCE 0.16%
Willis Corroon Corp.                              9.00%           2/1/2009      11,000     11,715,000
                                                                                        -------------

NON-FOOD & DRUG RETAILERS 1.55%
Cole National Group                              8.875%          5/15/2012      15,000     14,512,500
Dillard's, Inc.^                                  7.85%          10/1/2012      12,750     12,686,250
Dollar General Corp.                             8.625%          6/15/2010       3,000      3,333,750
J.C. Penney Co., Inc.^                            7.95%           4/1/2017      20,750     20,646,250
J.C. Penney Co., Inc.                             8.00%           3/1/2010      12,500     13,156,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Office Depot, Inc.^                              10.00%          7/15/2008  $    5,000  $   5,962,500
Saks, Inc.^                                      7.375%          2/15/2019      12,500     11,937,500
Saks, Inc.^                                      9.875%          10/1/2011      25,000     28,250,000
                                                                                        -------------
TOTAL                                                                                     110,485,000
                                                                                        -------------

OFFICE EQUIPMENT 0.23%
Xerox Corp.^                                      5.50%         11/15/2003       5,000      5,050,000
Xerox Corp.+                                      9.75%          1/15/2009      10,000     11,300,000
                                                                                        -------------
TOTAL                                                                                      16,350,000
                                                                                        -------------

OIL FIELD EQUIPMENT & SERVICES 0.53%
Key Energy Services, Inc.                        6.375%           5/1/2013       1,500      1,530,000
Key Energy Services, Inc.^                       8.375%           3/1/2008      13,500     14,715,000
Parker Drilling Co.^                            10.125%         11/15/2009      20,000     21,700,000
                                                                                        -------------
TOTAL                                                                                      37,945,000
                                                                                        -------------

PACKAGING 1.86%
AEP Industries, Inc.^                            9.875%         11/15/2007       7,500      6,937,500
Anchor Glass Container+                          11.00%          2/15/2013      17,000     18,657,500
BWAY Corp.+                                      10.00%         10/15/2010      25,000     25,500,000
Owens-Brockway Glass Co.+                         7.75%          5/15/2011       7,000      7,437,500
Owens-Brockway Glass Co.                         8.875%          2/15/2009      50,000     54,500,000
Plastipak Holdings, Inc.                         10.75%           9/1/2011       6,500      6,987,500
Portola Packaging, Inc.                          10.75%          10/1/2005      12,500     12,625,000
                                                                                        -------------
TOTAL                                                                                     132,645,000
                                                                                        -------------

PHARMACEUTICALS 0.79%
Alpharma, Inc.+                                  8.625%           5/1/2011      11,600     12,238,000
Biovail Corp.(a)                                 7.875%           4/1/2010      15,000     15,975,000
Perkinelmer, Inc.                                8.875%          1/15/2013      25,750     28,067,500
                                                                                        -------------
TOTAL                                                                                      56,280,500
                                                                                        -------------

PRINTING & PUBLISHING 1.18%
American Color Graphics+(d)                      10.00%          6/15/2010      15,000     15,000,000
American Media, Inc.                             10.25%           5/1/2009       5,000      5,425,000
Houghton Mifflin Co.+                            9.875%           2/1/2013      28,000     30,520,000
Primedia, Inc.^                                  8.875%          5/15/2011      20,000     21,150,000
RH Donnelley Fin Corp.+                         10.875%         12/15/2012      10,000     11,700,000
                                                                                        -------------
TOTAL                                                                                      83,795,000
                                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
REIT 0.13%

Ventas Realty LP Cap Corp.                        8.75%           5/1/2009  $    8,750  $   9,493,750
                                                                                        -------------

RESTAURANTS 0.04%
Domino's, Inc.+                                   8.25%           7/1/2011       2,900      3,008,750
                                                                                        -------------

SOFTWARE/SERVICES 1.05%
Computer Associates Int'l., Inc.                 6.375%          4/15/2005      25,000     26,513,800
Electronic Data Systems Corp.+                    6.00%           8/1/2013      13,000     12,702,014
Unisys Corp.^                                    6.875%          3/15/2010       8,000      8,360,000
Unisys Corp.^                                    8.125%           6/1/2006      25,000     26,875,000
                                                                                        -------------
Total                                                                                      74,450,814
                                                                                        -------------

STEEL PRODUCERS/PRODUCTS 0.89%
AK Steel Corp.                                    7.75%          6/15/2012      20,000     16,700,000
Armco, Inc.                                       9.00%          9/15/2007      30,000     26,550,000
Oregon Steel Mills, Inc.^                        10.00%          7/15/2009       5,000      4,525,000
The Timken Co.                                    5.75%          2/15/2010      10,000     10,542,530
WCI Steel, Inc.                                  10.00%          12/1/2004      15,000      4,725,000
                                                                                        -------------
TOTAL                                                                                      63,042,530
                                                                                        -------------

SUPPORT-SERVICES 1.10%
Iron Mountain, Inc.^                             6.625%           1/1/2016       9,000      8,910,000
Iron Mountain, Inc.                               7.75%          1/15/2015      26,200     27,837,500
Iron Mountain, Inc.                              8.625%           4/1/2013      20,000     21,500,000
Kinder Care Learning Centers, Inc.                9.50%          2/15/2009       4,500      4,556,250
UNICCO Service Co.                               9.875%         10/15/2007       4,444      3,444,100
Williams Scotsman, Inc.^                         9.875%           6/1/2007      10,000      9,850,000
Worldspan LP+                                    9.625%          6/15/2011       2,000      2,070,000
                                                                                        -------------
TOTAL                                                                                      78,167,850
                                                                                        -------------

TELECOM - FIXED LINE 0.40%
Level 3 Communications, Inc.                     11.25%          3/15/2010      22,600     21,470,000
Time-Warner Telecom, Inc.^                      10.125%           2/1/2011       7,000      6,790,000
                                                                                        -------------
TOTAL                                                                                      28,260,000
                                                                                        -------------

TELECOM - INTEGRATED/SERVICES 1.16%
Qwest Capital Funding                            5.875%           8/3/2004      22,500     21,656,250
Qwest Communications Int'l.                       7.50%          11/1/2008      12,000     11,160,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
Qwest Services Corp.+                            13.50%         12/15/2010  $   31,800  $  36,093,000
Telefonica De Argentina+(a)                      9.125%           5/7/2008      15,000     13,425,000
                                                                                        -------------
TOTAL                                                                                      82,334,250
                                                                                        -------------

TELECOM - WIRELESS 5.18%
Alamosa Delaware, Inc.                           12.50%           2/1/2011      31,000     25,575,000
Alamosa Delaware, Inc.                          13.625%          8/15/2011      13,500     11,407,500
Centennial Cell Communications+                 10.125%          6/15/2013      10,000      9,950,000
Crown Castle Int'l. Corp.                        10.75%           8/1/2011      20,000     21,900,000
Dobson Communications Corp.                     10.875%           7/1/2010      15,000     16,275,000
Nextel Communications, Inc.                       9.50%           2/1/2011      50,000     55,625,000
Nextel Communications, Inc.                      12.00%          11/1/2008      40,000     43,200,000
Nextel Partners, Inc.+                           8.125%           7/1/2011       3,115      3,122,788
Rogers Cantel, Inc.^(a)                           8.30%          10/1/2007      35,000     36,093,750
Rogers Wireless, Inc.(a)                         9.625%           5/1/2011       5,000      5,775,000
Rural Cellular Corp.                              9.75%          1/15/2010      24,650     21,938,500
SBA Communications Corp.                         10.25%           2/1/2009      15,000     13,875,000
TeleCorp PCS, Inc.                              10.625%          7/15/2010      16,000     19,400,000
Tritel PCS, Inc.                                10.375%          1/15/2011       9,301     11,416,977
Triton PCS, Inc.^                                11.00%           5/1/2008      50,000     53,250,000
Voicestream Wireless Corp.                      10.375%         11/15/2009       6,586      7,689,155
Western Wireless Corp.                           10.50%           2/1/2007      12,000     12,240,000
                                                                                        -------------
TOTAL                                                                                     368,733,670
                                                                                        -------------

TELECOMMUNICATIONS EQUIPMENT 0.41%
Nortel Networks, Inc.^(a)                        6.125%          2/15/2006      30,000     29,250,000
                                                                                        -------------

THEATERS & ENTERTAINMENT 0.30%
AMC Entertainment, Inc.^                          9.50%          3/15/2009      10,000     10,275,000
Cinemark USA, Inc.+                               9.00%           2/1/2013      10,000     10,900,000
                                                                                        -------------
TOTAL                                                                                      21,175,000
                                                                                        -------------

TRANSPORTATION EXCLUDING AIR/RAIL 0.22%
Avis Group Holdings, Inc.                        11.00%           5/1/2009      14,000     15,750,000
                                                                                        -------------
TOTAL HIGH YIELD CORPORATE BONDS
 (COST $4,730,222,268)                                                                  4,865,537,082
                                                                                        =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2003

                                                                             PRINCIPAL
                                              INTEREST            MATURITY      AMOUNT
INVESTMENTS                                       RATE                DATE       (000)          VALUE
-----------------------------------------------------------------------------------------------------
NON-AGENCY COMMERCIAL MORTGAGE-BACKED
 SECURITIES 0.32%
Credit Suisse First Boston
1998-C2 A2 (Cost $19,463,845)                     6.30%         11/11/2030  $   20,000  $  22,900,300
                                                                                        =============

                                                                                SHARES
                                                                                 (000)
                                                                            ----------
NON-CONVERTIBLE PREFERRED STOCKS 0.29%

MEDIA - CABLE 0.29%
CSC Holdings, Inc.^                             11.125%                            150     15,412,500
CSC Holdings, Inc.^                              11.75%                             50      5,150,000
                                                                                        -------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (COST $21,270,000)                                                                        20,562,500
                                                                                        =============

                                                                             PRINCIPAL
                                                                                AMOUNT
                                                                                 (000)
                                                                            ----------
PASS-THROUGH AGENCY 0.25%
Government National Mortgage
Assoc. (Cost $17,390,653)                         8.00%          3/15/2032  $   16,450     17,760,257
                                                                                        =============

U.S. TREASURY OBLIGATIONS 0.31%
U.S. Treasury Note (Cost $21,057,358)             6.75%          5/15/2005      20,000     22,032,040
                                                                                        =============

                                                                                SHARES
                                                                                 (000)
                                                                            ----------
WARRANTS 0.00%

CHEMICALS 0.00%
Solutia, Inc. Warrant*                                           7/15/2009           5              50
                                                                                         -------------

FOOD & DRUG RETAILERS 0.00%
Leiner Health Products, Inc.
Series C Pfd Warrant*~                                            7/1/2007           1           1,441
                                                                                         -------------
TOTAL WARRANTS (COST $16,917,494)                                                                1,491
                                                                                         =============
TOTAL LONG-TERM INVESTMENTS (COST $6,476,877,018)                                        6,652,506,493
                                                                                         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2003

                                                                             PRINCIPAL
                                                                                AMOUNT
INVESTMENTS                                                                      (000)            VALUE
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 18.51%

COLLATERAL FOR SECURITIES ON LOAN 13.24%

State Street Navigator Securities
Lending Prime Portfolio, 1.10%(e)                                           $  942,417  $   942,416,531
                                                                                        ---------------

REPURCHASE AGREEMENT 5.27%
Repurchase Agreement dated 6/30/2003,
1.10% due 7/1/2003 with State Street
Bank & Trust Co. collateralized
by $46,615,000 of Federal Home Loan Bank
at 1.425% due 3/8/2004, $95,770,000 of
Federal Home Loan Bank at 1.25% due
7/2/2004, $235,725,000 of Federal
National Mortgage Assoc. at 2.00%
due 3/15/2005; value: $382,562,869;
proceeds: $374,962,097                                                         374,951      374,950,640
                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,317,367,171)                                        1,317,367,171
                                                                                        ===============
TOTAL INVESTMENTS 112.01% (COST $7,794,244,189)                                         $ 7,969,873,664
                                                                                        ===============

   * Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Restricted security under Rule 144A.
   ^ All (or a portion) of security on loan.
   ~ Fair Valued Security - See Note 2a.
   # Variable rate security. The interest rate represents the rate at June 30,
     2003.
 (a) Foreign security denominated in U.S. dollars.
 (b) Defaulted security.
 (c) Amount represents less than $1.
 (d) Securities purchased on a when-issued basis.
 (e) Rate shown reflects 7 day yield as of June 30, 2003.
REIT - Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003

ASSETS:
   Investment in securities, at value (cost $7,794,244,189)             $   7,969,873,664
   Receivables:
     Interest and dividends                                                   118,940,742
     Investment securities sold                                               415,616,877
     Capital shares sold                                                       45,707,036
     From Lord, Abbett & Co. LLC                                                   31,403
   Prepaid expenses and other assets                                              879,029
-----------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             8,551,048,751
-----------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                  942,416,531
   Payables:
     Investment securities purchased                                          472,888,924
     Capital shares reacquired                                                  7,886,759
     Management fee                                                             2,590,041
     12b-1 distribution fees                                                    4,000,595
     Fund administration                                                          128,390
     Directors' fees                                                              738,331
     To bank                                                                    3,712,771
     To affiliate                                                                  81,065
   Dividends payable                                                                  214
   Accrued expenses and other liabilities                                       1,322,720
-----------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        1,435,766,341
=========================================================================================
NET ASSETS                                                              $   7,115,282,410
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $   7,790,999,103
Distributions in excess of net investment income                              (31,509,346)
Accumulated net realized loss on investments and foreign currency
 related transactions                                                        (819,836,822)
Net unrealized appreciation on investments                                    175,629,475
-----------------------------------------------------------------------------------------
NET ASSETS                                                              $   7,115,282,410
=========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                          $   3,893,804,841
Class B Shares                                                          $   1,712,409,645
Class C Shares                                                          $   1,364,838,668
Class P Shares                                                          $      39,067,542
Class Y Shares                                                          $     105,161,714

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                503,970,912
Class B Shares                                                                221,496,311
Class C Shares                                                                176,382,190
Class P Shares                                                                  4,989,790
Class Y Shares                                                                 13,646,193

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                          $            7.73
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                         $            8.12
Class B Shares-Net asset value                                          $            7.73
Class C Shares-Net asset value                                          $            7.74
Class P Shares-Net asset value                                          $            7.83
Class Y Shares-Net asset value                                          $            7.71
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                               $      16,467,996
Interest                                                                      210,910,137
Securities lending                                                                908,824
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       228,286,957
-----------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 13,883,014
12b-1 distribution plan-Class A                                                 6,123,791
12b-1 distribution plan-Class B                                                 7,383,279
12b-1 distribution plan-Class C                                                 5,516,172
12b-1 distribution plan-Class P                                                    62,236
Shareholder servicing                                                           3,508,486
Professional                                                                       56,921
Reports to shareholders                                                           286,475
Fund administration                                                             1,169,758
Custody                                                                           113,918
Directors' fees                                                                    74,773
Registration                                                                      194,185
Subsidy (see Note 3)                                                               67,623
Other                                                                             384,117
-----------------------------------------------------------------------------------------
Gross expenses                                                                 38,824,748
   Expense reductions                                                             (37,855)
-----------------------------------------------------------------------------------------
NET EXPENSES                                                                   38,786,893
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         189,500,064
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized loss on investments                                              (17,205,804)
Net change in unrealized appreciation/depreciation on investments             500,854,315
=========================================================================================
NET REALIZED AND UNREALIZED GAIN                                              483,648,511
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $     673,148,575
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS
                                                                                 ENDED           YEAR ENDED
                                                                         JUNE 30, 2003         DECEMBER 31,
INCREASE IN NET ASSETS                                                     (UNAUDITED)                 2002
OPERATIONS:
Net investment income                                               $      189,500,064   $      341,967,818
Net realized loss on investments
  and foreign currency related transactions                                (17,205,804)        (289,095,114)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency related transactions                    500,854,315         (101,154,988)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            673,148,575          (48,282,284)
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                 (126,564,787)        (208,196,540)
  Class B                                                                  (50,238,398)         (84,835,122)
  Class C                                                                  (37,448,460)         (55,494,565)
  Class P                                                                     (979,662)            (955,236)
  Class Y                                                                   (3,096,530)          (4,446,077)
Paid-in capital
  Class A                                                                            -          (17,515,233)
  Class B                                                                            -           (7,137,040)
  Class C                                                                            -           (4,668,667)
  Class P                                                                            -              (80,362)
  Class Y                                                                            -             (374,041)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       (218,327,837)        (383,702,883)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        1,799,304,288        2,089,601,650
Reinvestment of distributions                                              151,623,650          256,930,881
Cost of shares reacquired                                                 (626,778,515)        (899,076,019)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                        1,324,149,423        1,447,456,512
===========================================================================================================
NET INCREASE IN NET ASSETS                                               1,778,970,161        1,015,471,345
===========================================================================================================
NET ASSETS:
Beginning of period                                                      5,336,312,249        4,320,840,904
-----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $    7,115,282,410   $    5,336,312,249
===========================================================================================================
DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME                                             $      (31,509,346)  $       (2,681,573)
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                          YEAR ENDED 12/31
                                            6/30/2003       ---------------------------------------------------
                                           (UNAUDITED)        2002       2001       2000       1999       1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      7.19      $  7.91    $  8.23    $  9.05    $  9.45    $  9.76
                                           ===========      =======    =======    =======    =======    =======

Investment operations:
  Net investment income(a)                         .24          .55        .65        .68        .75        .76
  Net realized and
    unrealized gain (loss)                         .57         (.64)      (.26)      (.75)      (.40)      (.31)
                                           -----------      -------    -------    -------    -------    -------
    Total from investment
      operations                                   .81         (.09)       .39       (.07)       .35        .45
                                           -----------      -------    -------    -------    -------    -------

Distributions to shareholders from:
  Net investment income                           (.27)        (.58)      (.67)      (.75)      (.75)      (.76)
  Paid-in capital                                    -         (.05)      (.04)         -          -          -
                                           -----------      -------    -------    -------    -------    -------
    Total distributions                           (.27)        (.63)      (.71)      (.75)      (.75)      (.76)
                                           -----------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD             $      7.73      $  7.19    $  7.91    $  8.23    $  9.05    $  9.45
                                           ===========      =======    =======    =======    =======    =======

Total Return(b)                                  11.57%(d)    (1.08)%     4.86%      (.86)%     3.91%      4.76%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .50%(d)     1.00%      1.02%      1.00%       .92%       .88%
  Expenses, excluding expense
    reductions                                     .50%(d)     1.00%      1.02%      1.01%       .92%       .88%
  Net investment income                           3.20%(d)     7.51%      7.96%      7.88%      8.17%      7.85%

                              SIX MONTHS
                                 ENDED                                     YEAR ENDED 12/31
                               6/30/2003     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)        2002            2001            2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)      $  3,893,805    $  3,048,301    $  2,500,544    $  2,065,319    $  2,328,531    $  2,320,163
  Portfolio turnover rate           18.96%          37.03%          55.44%          66.03%          67.93%          86.48%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                          YEAR ENDED 12/31
                                            6/30/2003       ---------------------------------------------------
                                           (UNAUDITED)        2002       2001      2000       1999       1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                      $      7.20      $  7.92    $  8.23    $  9.05    $  9.44    $  9.75
                                           ===========      =======    =======    =======    =======    =======

Investment operations:
  Net investment income(a)                         .21          .51        .60        .63        .69        .69
  Net realized and
    unrealized gain (loss)                         .57         (.65)      (.25)      (.76)      (.39)      (.31)
                                           -----------      -------    -------    -------    -------    -------
    Total from investment
      operations                                   .78         (.14)       .35       (.13)       .30        .38
                                           -----------      -------    -------    -------    -------    -------

Distributions to shareholders from:
  Net investment income                           (.25)        (.53)      (.63)      (.69)      (.69)      (.69)
  Paid-in capital                                    -         (.05)      (.03)         -          -          -
                                           -----------      -------    -------    -------    -------    -------
    Total distributions                           (.25)        (.58)      (.66)      (.69)      (.69)      (.69)
                                           -----------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD             $      7.73      $  7.20    $  7.92    $  8.23    $  9.05    $  9.44
                                           ===========      =======    =======    =======    =======    =======

Total Return(b)                                  11.09%(d)    (1.67)%     4.29%     (1.52)%     3.29%      3.98%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .82%(d)     1.65%      1.63%      1.61%      1.60%      1.60%
  Expenses, excluding
    expense reductions                             .82%(d)     1.65%      1.63%      1.62%      1.60%      1.60%
  Net investment income                           2.88%(d)     6.86%      7.35%      7.26%      7.49%      7.13%

                              SIX MONTHS
                                 ENDED                             YEAR ENDED 12/31
                               6/30/2003     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)        2002            2001            2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)      $  1,712,409    $  1,294,955    $  1,105,501    $    786,786    $    840,533    $    671,047
  Portfolio turnover rate           18.96%          37.03%          55.44%          66.03%          67.93%          86.48%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                          YEAR ENDED 12/31
                                            6/30/2003       ---------------------------------------------------
                                           (UNAUDITED)        2002       2001       2000       1999       1998
PER SHARE OPERATING PERFORMANCE
   (CLASS C SHARES)

Net asset value,
  beginning of period                      $      7.21      $  7.93    $  8.24    $  9.06    $  9.46    $  9.77
                                           ===========      =======    =======    =======    =======    =======

Investment operations:
  Net investment income(a)                         .21          .51        .60        .63        .69        .69
  Net realized and
    unrealized gain (loss)                         .57         (.64)      (.25)      (.76)      (.40)      (.31)
                                           -----------      -------    -------    -------    -------    -------
    Total from investment
      operations                                   .78         (.13)       .35       (.13)       .29        .38
                                           -----------      -------    -------    -------    -------    -------

Distributions to shareholders from:
  Net investment income                           (.25)        (.54)      (.63)      (.69)      (.69)      (.69)
  Paid-in capital                                    -         (.05)      (.03)         -          -          -
                                           -----------      -------    -------    -------    -------    -------
    Total distributions                           (.25)        (.59)      (.66)      (.69)      (.69)      (.69)
                                           -----------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD             $      7.74      $  7.21    $  7.93    $  8.24    $  9.06    $  9.46
                                           ===========      =======    =======    =======    =======    =======

Total Return(b)                                  11.10%(d)    (1.58)%     4.29%     (1.52)%     3.17%      3.98%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .82%(d)     1.59%      1.62%      1.65%      1.60%      1.60%
  Expenses, excluding
    expense reductions                             .82%(d)     1.59%      1.62%      1.66%      1.60%      1.60%
  Net investment income                           2.88%(d)     6.92%      7.36%      7.26%      7.49%      7.13%

                              SIX MONTHS
                                 ENDED                                     YEAR ENDED 12/31
                               6/30/2003     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)        2002            2001            2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)      $  1,364,839    $    905,629    $    662,848    $    483,885    $    557,149    $    521,103
  Portfolio turnover rate           18.96%          37.03%          55.44%          66.03%          67.93%          86.48%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED 12/31                8/21/1998(c)
                                            6/30/2003       ----------------------------------------         TO
                                           (UNAUDITED)        2002       2001       2000       1999      12/31/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)

Net asset value,
  beginning of period                      $      7.29      $  8.02    $  8.33    $  9.05    $  9.45    $      9.54
                                           ===========      =======    =======    =======    =======    ===========

Investment operations:
  Net investment income(a)                         .24          .55        .64        .67        .73            .25
  Net realized and
    unrealized gain (loss)                         .57         (.65)      (.24)      (.65)      (.39)          (.09)
                                           -----------      -------    -------    -------    -------    -----------
    Total from investment
      operations                                   .81         (.10)       .40        .02        .34            .16
                                           -----------      -------    -------    -------    -------    -----------

Distributions to shareholders from:
  Net investment income                           (.27)        (.58)      (.67)      (.74)      (.74)          (.25)
  Paid-in capital                                    -         (.05)      (.04)         -          -              -
                                           -----------      -------    -------    -------    -------    -----------
    Total distributions                           (.27)        (.63)      (.71)      (.74)      (.74)          (.25)
                                           -----------      -------    -------    -------    -------    -----------
NET ASSET VALUE, END OF PERIOD             $      7.83      $  7.29    $  8.02    $  8.33    $  9.05    $      9.45
                                           ===========      =======    =======    =======    =======    ===========

Total Return(b)                                  11.39%(d)    (1.19)%     4.90%       .06%      3.86%          1.73%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .54%(d)     1.10%      1.08%      1.06%      1.05%           .38%(d)
  Expenses, excluding expense
    reductions                                     .54%(d)     1.10%      1.08%      1.07%      1.05%           .38%(d)
  Net investment income                           3.16%(d)     7.41%      7.88%      7.83%      8.10%          2.90%(d)

                              SIX MONTHS
                                 ENDED                             YEAR ENDED 12/31                          8/21/1998(c)
                               6/30/2003     ------------------------------------------------------------         TO
SUPPLEMENTAL DATA:            (UNAUDITED)        2002            2001            2000            1999        12/31/1998
-------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)      $     39,067    $     18,736    $      7,017    $      1,385    $        229    $          -(e)
  Portfolio turnover rate           18.96%          37.03%          55.44%          66.03%          67.93%          86.48%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                           SIX MONTHS
                                              ENDED                   YEAR ENDED 12/31                  3/27/1998(c)
                                            6/30/2003       ----------------------------------------         TO
                                           (UNAUDITED)        2002       2001       2000       1999      12/31/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)

Net asset value,
  beginning of period                      $      7.18      $  7.90    $  8.21    $  9.04    $  9.44    $      9.98
                                           ===========      =======    =======    =======    =======    ===========

Investment operations:
  Net investment income(a)                         .25          .58        .68        .71        .78            .59
  Net realized and
    unrealized gain (loss)                         .57         (.64)      (.24)      (.76)      (.40)          (.54)
                                           -----------      -------    -------    -------    -------    -----------
    Total from investment
      operations                                   .82         (.06)       .44       (.05)       .38            .05
                                           -----------      -------    -------    -------    -------    -----------

Distributions to shareholders from:
  Net investment income                           (.29)        (.61)      (.71)      (.78)      (.78)          (.59)
  Paid-in capital                                    -         (.05)      (.04)         -          -              -
                                           -----------      -------    -------    -------    -------    -----------
    Total distributions                           (.29)        (.66)      (.75)      (.78)      (.78)          (.59)
                                           -----------      -------    -------    -------    -------    -----------
NET ASSET VALUE, END OF PERIOD             $      7.71      $  7.18    $  7.90    $  8.21    $  9.04    $      9.44
                                           ===========      =======    =======    =======    =======    ===========

Total Return(b)                                  11.63%(d)     (.66)%     5.44%      (.61)%     4.27%           .55%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .32%(d)      .65%       .63%       .61%       .60%           .46%
  Expenses, excluding expense
    reductions                                     .32%(d)      .65%       .63%       .62%       .60%           .46%
  Net investment income                           3.38%(d)     7.86%      8.36%      8.26%      8.52%          6.24%

                              SIX MONTHS
                                 ENDED                             YEAR ENDED 12/31                          3/27/1998(c)
                               6/30/2003     ------------------------------------------------------------         TO
SUPPLEMENTAL DATA:            (UNAUDITED)        2002            2001            2000            1999         12/31/1998
-------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)      $    105,162    $     68,691    $     44,931    $     43,884    $     51,181    $     27,811
  Portfolio turnover rate           18.96%          37.03%          55.44%          66.03%          67.93%          86.48%
=========================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITIES TRANSACTIONS-Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. At June 30, 2003, there are no open forward foreign currency exchange contracts.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day.

     The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $500 million            .50%
Over $500 million             .45%

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLAN
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A       CLASS B        CLASS C     CLASS P
-----------------------------------------------------------------------
Service                   .25%(1)       .25%           .25%        .20%
Distribution              .10%(2)       .75%           .75%        .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended June 30, 2003:

DISTRIBUTOR COMMISSIONS        DEALERS' CONCESSIONS
---------------------------------------------------
$4,098,668                             $ 21,172,710

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund, and certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust, Inc. ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by Balanced Series.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows:

                                    6/30/2003      12/31/2002
--------------------------------------------------------------
Distributions paid from:
Ordinary income                   $ 218,327,837  $ 353,927,540
Tax return of capital                         -     29,775,343
--------------------------------------------------------------
Total distributions paid          $ 218,327,837  $ 383,702,883
==============================================================

At fiscal year end December 31, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

AMOUNT                       YEARS OF EXPIRATION
------------------------------------------------
$ 781,736,745                          2003-2010

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost                         $ 6,872,721,931
------------------------------------------------
Gross unrealized gain                379,321,335
Gross unrealized loss               (224,586,133)
------------------------------------------------
   Net unrealized gain           $   154,735,202
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

At June 30, 2003, the value of securities loaned for the Fund is $921,970,614. These loans are collateralized by cash of $942,416,531, which is invested in a restricted money market account. Expenses relating to securities lending of $228,268 are included in other expenses on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 are as follows:

U.S. GOVERNMENT              NON-U.S. GOVERNMENT
PURCHASES*                             PURCHASES
------------------------------------------------
$   81,650,000                   $ 2,047,108,985

U.S. GOVERNMENT              NON-U.S. GOVERNMENT
SALES*                                     SALES
------------------------------------------------
$  198,840,876                   $   905,760,635

* Includes U.S. Government Sponsored Enterprise securities.

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At June 30, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2003.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates.

The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its assets in foreign securities. Investments in foreign securities may present market liquidity, currency, political, information, and other risks.

These factors can affect Fund performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1.5 billion shares of $0.001 par value capital stock designated as follows: 540 million Class A shares, 200 million Class B shares, 300 million Class C shares, 160 million Class P shares and 300 million Class Y shares.

                                               SIX MONTHS ENDED                         YEAR ENDED
                                      JUNE 30, 2003 (UNAUDITED)                  DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------
CLASS A SHARES                        SHARES             AMOUNT          SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
Shares sold                      129,293,683    $   957,734,218     157,354,137    $ 1,155,022,546
Reinvestment of Distributions     13,612,654        100,291,230      23,709,802        174,203,078
Shares reacquired                (62,701,614)      (467,016,572)    (73,291,236)      (537,438,772)
--------------------------------------------------------------------------------------------------
Increase                          80,204,723    $   591,008,876     107,772,703    $   791,786,852
--------------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------------
Shares sold                       49,129,079    $   363,436,511      61,428,238    $   454,981,810
Reinvestment of distributions      3,919,977         28,935,251       6,702,222         49,330,319
Shares reacquired                (11,398,949)       (84,396,333)    (27,789,685)      (203,547,440)
--------------------------------------------------------------------------------------------------
Increase                          41,650,107    $   307,975,429      40,340,775    $   300,764,689
--------------------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------------------
Shares sold                       57,839,723    $   429,538,813      58,627,811    $   434,433,066
Reinvestment of distributions      2,524,337         18,668,121       3,805,259         28,005,949
Shares reacquired                 (9,633,400)       (71,659,735)    (20,344,362)      (149,214,186)
--------------------------------------------------------------------------------------------------
Increase                          50,730,660    $   376,547,199      42,088,708    $   313,224,829
--------------------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------------------
Shares sold                        2,718,883    $    20,388,604       2,314,364    $    17,319,960
Reinvestment of distributions         90,970            681,742          91,478            674,428
Shares reacquired                   (390,762)        (2,932,656)       (710,550)        (5,216,805)
--------------------------------------------------------------------------------------------------
Increase                           2,419,091    $    18,137,690       1,695,292    $    12,777,583
--------------------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------------------
Shares sold                        3,764,813    $    28,206,142       3,767,496    $    27,844,268
Reinvestment of distributions        414,210          3,047,306         644,703          4,717,107
Shares reacquired                   (105,688)          (773,219)       (526,935)        (3,658,816)
--------------------------------------------------------------------------------------------------
Increase                           4,073,335    $    30,480,229       3,885,264    $    28,902,559
--------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]


   This report when not used for the
general information of shareholders of
the Fund, is to be distributed only if
 preceded or accompanied by a current    Lord Abbett Bond-Debenture Fund, Inc.
           Fund prospectus.


 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                              LABD-3-603
90 Hudson Street - Jersey City, New Jersey 07302-3973                     (8/03)

ITEM 2: Code of Ethics.
              Not applicable

ITEM 3: Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):

   (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Lord Abbett Bond-Debenture Fund, Inc.

                                      /s/ Robert S. Dow
                                      -------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      -------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date August 21, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      Lord Abbett Bond-Debenture Fund, Inc.

                                      /s/ Robert S. Dow
                                      -------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      -------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date August 21, 2003